CONDENSED BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	Sep. 30, 2021	Feb. 11, 2021	Jan. 25, 2021	Dec. 31, 2020
LIABILITIES AND SHAREHOLDERS' EQUITY
Class A ordinary shares, shares subject to possible redemption (in shares)	20,000,000			0
Class A ordinary shares (in dollars per share)	$ 10.00			$ 10.00
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000			1,000,000
Preferred stock, shares issued (in shares)	0			0
Preferred stock, shares outstanding (in shares)	0			0
Class A Ordinary Share [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Class A ordinary shares, shares subject to possible redemption (in shares)	20,000,000
Class A ordinary shares (in dollars per share)	$ 10.00
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000			200,000,000
Ordinary shares, shares issued (in shares)	0			0
Ordinary shares, shares outstanding (in shares)	0			0
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000			20,000,000
Ordinary shares, shares issued (in shares)	5,000,000			5,031,250
Ordinary shares, shares outstanding (in shares)	5,000,000	5,031,250	4,312,500	5,031,250
Shares subject to forfeiture (in shares)		31,250		656,250
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders' Equity
Shares subject to forfeiture (in shares)	31,250	656,250		656,250